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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                         Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
	Pioneer Disciplined Value Fund
	Schedule of Investments 11/30/2014 (unaudited)

Shares		Value
	COMMON STOCKS - 100.0%
	Energy - 8.2%
	Integrated Oil & Gas - 4.6%
213,065	Exxon Mobil Corp.	$19,290,905
134,796	Hess Corp.	9,830,672
208,967	Occidental Petroleum Corp.	16,669,298
		$45,790,875
	Oil & Gas Exploration & Production - 2.3%
354,686	ConocoPhillips	$23,434,104
	Oil & Gas Refining & Marketing - 1.3%
143,405	Marathon Petroleum Corp. *	$12,919,356
	Total Energy	$82,144,335
	Materials - 1.4%
	Paper Products - 1.4%
257,144	International Paper Co.	$13,839,490
	Total Materials	$13,839,490
	Capital Goods - 7.0%
	Electrical Components & Equipment - 1.6%
232,861	Eaton Corp. Plc	$15,794,962
	Construction & Farm Machinery & Heavy Trucks - 1.5%
104,327	Cummins, Inc.	$15,192,098
	Industrial Machinery - 3.9%
361,182	Ingersoll-Rand Plc	$22,776,137
122,690	Parker-Hannifin Corp.	15,830,691
		$38,606,828
	Total Capital Goods	$69,593,888
	Transportation - 4.6%
	Airlines - 4.6%
477,217	American Airlines Group, Inc.	$23,159,341
369,084	United Continental Holdings, Inc. *	22,599,013
		$45,758,354
	Total Transportation	$45,758,354
	Automobiles & Components - 2.2%
	Automobile Manufacturers - 2.2%
1,392,197	Ford Motor Co.	$21,899,259
	Total Automobiles & Components	$21,899,259
	Consumer Durables & Apparel - 1.6%
	Household Appliances - 1.6%
86,990	Whirlpool Corp.	$16,194,928
	Total Consumer Durables & Apparel	$16,194,928
	Retailing - 1.5%
	Apparel Retail - 1.5%
162,095	Ross Stores, Inc.	$14,828,451
	Total Retailing	$14,828,451
	Food & Staples Retailing - 2.7%
	Drug Retail - 2.7%
292,807	CVS Health Corp.	$26,750,848
	Total Food & Staples Retailing	$26,750,848
	Food, Beverage & Tobacco - 4.7%
	Brewers - 2.4%
314,436	Molson Coors Brewing Co. (Class B)	$24,321,625
	Packaged Foods & Meats - 2.3%
548,745	Tyson Foods, Inc.	$23,233,863
	Total Food, Beverage & Tobacco	$47,555,488
	Health Care Equipment & Services - 9.9%
	Health Care Equipment - 2.7%
363,365	Medtronic, Inc.	$26,841,773
	Health Care Services - 2.2%
263,186	Express Scripts Holding Co. *	$21,883,916
	Health Care Facilities - 1.6%
235,486	HCA Holdings, Inc.	$16,411,019
	Managed Health Care - 3.4%
254,472	Aetna, Inc.	$22,200,137
86,405	Humana, Inc.	11,921,298
		$34,121,435
	Total Health Care Equipment & Services	$99,258,143
	Pharmaceuticals, Biotechnology & Life Sciences - 10.3%
	Biotechnology - 1.4%
140,806	Gilead Sciences, Inc. *	$14,125,658
	Pharmaceuticals - 8.9%
281,400	Johnson & Johnson	$30,461,550
504,921	Merck & Co., Inc.	30,497,230
911,567	Pfizer, Inc.	28,395,312
		$89,354,092
	Total Pharmaceuticals, Biotechnology & Life Sciences	$103,479,750
	Banks - 10.2%
	Diversified Banks - 7.3%
1,763,332	Bank of America Corp.	$30,047,177
554,997	Citigroup, Inc.	29,953,188
237,920	Wells Fargo & Co.	12,961,882
		$72,962,247
	Regional Banks - 2.9%
333,256	The PNC Financial Services Group, Inc.	$29,149,902
	Total Banks	$102,112,149
	Diversified Financials - 10.4%
	Other Diversified Financial Services - 2.2%
534,080	Voya Financial, Inc.	$22,367,270
	Specialized Finance - 2.5%
554,353	The NASDAQ OMX Group, Inc.	$24,895,993
	Consumer Finance - 2.8%
427,692	Discover Financial Services, Inc.	$28,035,211
	Investment Banking & Brokerage - 2.9%
816,047	Morgan Stanley Co.	$28,708,533
	Total Diversified Financials	$104,007,007
	Insurance - 6.2%
	Life & Health Insurance - 2.2%
399,337	Lincoln National Corp.	$22,614,454
	Multi-line Insurance - 2.4%
580,108	The Hartford Financial Services Group, Inc.	$23,958,460
	Property & Casualty Insurance - 1.6%
233,394	The Allstate Corp.	$15,905,801
	Total Insurance	$62,478,715
	Software & Services - 4.6%
	Data Processing & Outsourced Services - 1.6%
1,150,742	Xerox Corp.	$16,064,358
	Systems Software - 3.0%
635,200	Microsoft Corp.	$30,368,912
	Total Software & Services	$46,433,270
	Technology Hardware & Equipment - 4.6%
	Computer Storage & Peripherals - 2.9%
969,842	EMC Corp.	$29,434,705
	Technology Hardware, Storage & Peripherals - 1.7%
391,111	NetApp, Inc.	$16,641,773
	Total Technology Hardware & Equipment	$46,076,478
	Semiconductors & Semiconductor Equipment - 1.5%
	Semiconductors - 1.5%
265,970	Analog Devices, Inc.	$14,532,601
	Total Semiconductors & Semiconductor Equipment	$14,532,601
	Telecommunication Services - 2.1%
	Integrated Telecommunication Services - 2.1%
407,799	Verizon Communications, Inc.	$20,630,551
	Total Telecommunication Services	$20,630,551
	Utilities - 6.3%
	Electric Utilities - 4.2%
328,006	Edison International	$20,848,061
205,439	NextEra Energy, Inc. *	21,445,777
		$42,293,838
	Multi-Utilities - 2.1%
499,609	Public Service Enterprise Group, Inc.	$20,873,664
	Total Utilities	$63,167,502
	TOTAL COMMON STOCKS
	(Cost $832,037,908)	$1,000,741,207

	TOTAL INVESTMENT IN SECURITIES - 100.0%
	(Cost $832,037,908) (a)	$1,000,741,207
	OTHER ASSETS & LIABILITIES - 0.0%	$425,269
	TOTAL NET ASSETS - 100.0%	$1,001,166,476

*	Non-income producing security.

(a)	At November 30, 2014, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $835,841,734 was as follows:

	Aggregate gross unrealized appreciation for all investments in which
	there is an excess of value over tax cost	$170,923,443

	Aggregate gross unrealized depreciation for all investments in which
	there is an excess of tax cost over value	(6,023,970)

	Net unrealized appreciation	$164,899,473

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of November 30, 2014, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,000,741,207	$-	$-	$1,000,741,207
Total	$1,000,741,207	$-	$-	$1,000,741,207

During the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date January 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date January 30, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date January 30, 2015

* Print the name and title of each signing officer under his or her signature.